Seward & Kissel LLP
                                1200 G Street, NW
                                    Suite 350
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                    January 29, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                  Re: AllianceBernstein Municipal Income Fund, Inc. - AllianceBernstein High Income Municipal Portfolio (File Nos. 33-7812 and 811-04791)


Dear Sir or Madam:

     On behalf of the AllianceBernstein Municipal Income Fund, Inc. - AllianceBernstein High Income Municipal Portfolio (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus of the Fund that would have been filed under Rule 497(c) do not differ from that included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on January 26, 2010.

     A copy of the Statement of Additional Information for the Fund has been filed under Rule 497(c).

     Please call me at the above-referenced number if you have any questions regarding the attached.


                                Very truly yours,

                                /s/ B. Kyle Park
                                ---------------------------
                                    B. Kyle Park


SK 00250 0157 1068088